Debt and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt and warrants
Debt and Warrants

8. Debt and Warrants

From July through September 2013, the Company issued four convertible promissory notes (collectively the “Notes”) for gross aggregate proceeds of $525,000 to various third-party lenders. The Notes bore interest at 8% per annum. The Notes automatically matured and the entire outstanding principal amount, together with accrued interest, was due and payable in cash at the earlier of July 8, 2015 (the “Maturity Date”) or ten business days after the date of consummation of the initial closing of a first equity round of financing.

The Company consummated a first equity round of financing prior to the Maturity Date with a pre-money valuation of greater than $3,000,000, and, accordingly, principal and accrued interest was converted into shares of common stock at 75% of the purchase price paid by such equity investors.

In connection with the Notes, the Company issued to the noteholders warrants, which became exercisable to purchase an aggregate of 207,664 shares of common stock as of the issuance of the first equity round of financing (the “Warrants”). The Warrants are fully exercisable from the initial date of the first equity round of financing and have a five-year term subsequent to that date.

In February 2014, the Company closed its first equity round of financing and sold 2,224,991 shares of Series A convertible preferred stock at a price of $2.2472 per share. The pre-money valuation was in excess of $3,000,000 setting the exercise price of the Warrants at 75% of the purchase price paid by the investors, or $2.5281 (as adjusted for the 1-for-1.5 reverse stock split approved in October 2014) per share. As such, the fair value of the Warrants, $6,895, was recorded as equity in February 2014. The Warrants were valued at $6,895 using the Black-Scholes model with the following assumptions: exercise price of $2.5281, term of five years, volatility of 64%, dividend yield of 0%, and risk-free interest rate of 1.82%. Based on the fair value of the Warrants, the Company used the residual value of the total proceeds from the issuance of the Notes and Warrants to record the Notes on the balance sheet as of issuance of the Notes. Thus, the amount recorded, in the aggregate, for the Notes on issuance was $518,105, net. The debt discount of $6,895 is recorded as interest expense over the five-year term of the Warrants.

In February 2014, in connection with the first equity round of financing and issuance of the Series A convertible preferred stock, the noteholders exercised their option to convert their Notes into 207,664 shares of common stock and accrued interest was paid in cash to the noteholders. The accreted interest expense related to the discount on the Notes was $1,443 for the period from January 1, 2014 to the conversion date of the Notes. Upon conversion, the entire remaining debt discount of $4,071 was recorded as interest expense.

On June 2, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $300,000 to two accredited investors, including a convertible promissory note for $200,000 to a board member to which Series A preferred stock was sold. These notes accrued interest at 3% per annum and automatically were to mature on June 1, 2015. Accrued interest was to be paid in cash upon maturity. Upon the closing of the IPO, the outstanding principal amount automatically converted into 53,571 shares common stock at $5.60, as amended in March 2015. Upon issuance, the Company analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (“BCF”) existed because the effective conversion price on issuance of the notes was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method and recorded a BCF of $75,000 as a discount to the notes payable and to additional paid-in capital. For the nine months ended September 30, 2015 and 2014, the Company amortized $31,250 and $6,250, respectively, of the discount, which has also been recorded as interest expense.

On July 16, 2014, pursuant to a convertible note purchase agreement, the Company issued a convertible promissory note in the principal amount of $150,000 to an accredited investor. This note accrued interest at 3% per annum and automatically was to mature on June 1, 2015. Accrued interest was to be paid in cash upon maturity. Upon the closing of the IPO, the outstanding principal amount automatically converted into 26,785 shares of common stock at $5.60, as amended in March 2015. Upon issuance, the Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method and recorded a BCF of $37,500 as a discount to the notes payable and to additional paid-in capital. For the nine months ended September 30, 2015, the Company amortized $17,857 of the discount, which has also been recorded as interest expense.

In connection with the Transfer Agreement (Note 7) the Company issued fully vested and immediately exercisable warrants to the Manufacturer to purchase 16,666 shares of common stock at 90% of the IPO price, amended to $6.30 in March 2015, for a period of five years. The fair value of the warrants, $37,840, was recorded as research and development expense and additional paid-in capital in June 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $4.83, exercise price of $4.35, term of five years, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.64%.

In August 2014, the Company entered into a standby line of credit with an accredited investor for up to $1,000,000 pursuant to a Line of Credit and Loan Agreement dated August 26, 2014. In connection with the entry into the standby line of credit, the Company issued the lender a fully vested warrant to purchase 33,333 shares of common stock at an exercise price equal to 80% of the IPO price, amended to $5.60 in March 2015, which expires in August 2016.  The fair value of the warrants, $114,300, was recorded as interest expense and additional paid-in capital in August 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $8.00, exercise price of $6.40, term of two years, volatility of 52%, dividend yield of 0%, and risk-free interest rate of 0.52%. The line of credit expired on March 31, 2015 and there have been no drawdowns under the facility.

On October 30, 2014, the Company entered into a standby bridge financing agreement with two lenders, which was amended and restated on December 3, 2014, which provided a loan commitment in the aggregate principal amount of $1,000,000 (the “Bridge”). Proceeds to the Company were net of a $100,000 debt discount under the terms of the Bridge. This debt discount was recorded as interest expense using the effective interest method, over the six month term of the Bridge. The Bridge became payable upon the IPO.  The Bridge was paid in May 2015, including interest thereon in an amount of $321,600. In connection with the Bridge, the lenders were granted warrants to purchase that number of shares of the Company’s common stock determined by dividing $1,000,000 by the exercise price of 80% of the IPO price, amended to $5.60 in March 2015.  The fair value of the warrants, $505,348, was originally recorded as a debt discount and liability at December 3, 2014.  The warrants were originally valued using the Black-Scholes model with the following assumptions:  stock price of $5.01, exercise price of $5.23, term of five years, volatility of 63%, dividend yield of 0%, and risk-free interest rate of 1.61%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount was recorded as interest expense over the six month term of the Bridge. Of the aggregate debt discount of $605,348 (warrants and original $100,000 discount), $521,291 was recorded as interest expense during the nine months ended September 30, 2015. Additional financing costs of $104,000 were incurred related to the Bridge and deferred on closing. These are being recognized as interest expense over the six-month term of the Bridge using the effective interest method. During the nine months ended September, 2015, the remaining $86,667 of these deferred financing charges was recorded as interest expense.

On December 23, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $650,000 to three accredited investors, including a convertible promissory note for $250,000 to the same board member to which the June 2, 2014 $200,000 convertible promissory note was issued and to which Series A preferred stock was sold. These notes accrued interest at 12% per annum and became payable within thirty days following the IPO. Upon consummation of the Company’s IPO, the noteholders converted the notes into 116,070 shares of common stock at a conversion price equal to 80% of the IPO price, amended to $5.60 in March 2015. In connection with these notes, the Company also issued the lenders a fully vested warrant to purchase shares of the Company’s common stock at an exercise price equal to 80% of the IPO price, amended to $5.60 in March 2015. These warrants entitle the noteholders to purchase 58,035 shares of common stock. The fair value of the warrants, $147,943, was recorded as a debt discount and liability at December 23, 2014. The Company amortized the remaining $141,890 of this discount during the nine months ended September 30, 2015.  The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $4.59, exercise price of $4.15, term of three years, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.10%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount was be recorded as interest expense over the one hundred ninety days from issuance of the notes through their first maturity date of July 31, 2015, beginning in January 2015. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of $502,057 has been recorded as a discount to the notes payable and to additional paid-in capital. For the nine months ended September 30, 2015, the Company amortized the remaining $484,326 of the BCF which has also been recorded as interest expense.

In February 2015, the Company issued convertible promissory notes to two accredited investors in the aggregate principal amount of $250,000. These notes were issued pursuant to the convertible note purchase agreement dated December 23, 2014.  Principal and interest of $103,912 was paid in May 2015 for $100,000 of these notes.

In March 2015, the Company entered into a non-binding letter of intent with Dechra Pharmaceuticals PLC (“Dechra”). In connection therewith, Dechra paid the Company $1,000,000.  At March 31, 2015, the Company had recorded this amount as a loan advance on the balance sheet.  In April 2015, Dechra purchased $1,000,000 of convertible promissory notes from the Company, the terms of which provided that such notes were to be converted into shares of the Company’s common stock upon the closing of an IPO at a conversion price of $5.60 per share. In connection with the purchase of the notes, the Company issued Dechra a warrant to purchase 89,285 shares at $5.60 per share, which expires December 31, 2017.  The notes accrued simple interest of 12% per annum and, upon consummation of the Company’s IPO in May 2015, converted into 178,571 shares of the Company’s common stock.  The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of for the full face value was recorded as a discount to the notes payable and to additional paid-in capital. For the nine months ended June 30, 2015, the Company amortized the entire BCF of $1,000,000 which has also been recorded as interest expense.

In May 2015, in connection with our initial public offering, the Company issued warrants to purchase up to a total of 143,000 shares of our common stock to Aegis Capital Corp., as the representative of the several underwriters of the IPO, and its designees at an exercise price of $8.75 per share. These warrants are exercisable for a four-year period commencing May 13, 2016. These warrants were valued at $400,000 and were netted against IPO proceeds as offering costs.

In August 2015, the Company entered into a loan and security agreement with a lender for up to $8,000,000, which provided for an initial loan commitment of $6,000,000.  The loan agreement requires the Company to maintain $4,500,000 of the proceeds in cash, which amount may be reduced or eliminated on the achievement of certain milestones.  An additional $2,000,000 is available contingent on the achievement of certain further milestones.  The agreement has a term of three years, with interest only payments through February 29, 2016.  Thereafter, principal and interest payments will be made with an interest rate of 9.9%.  Additionally, there will be a balloon interest payment of $560,000 on August 1, 2018.  This amount is being recognized over the term of the loan agreement and the effective interest rate, considering the balloon payment, is 15.0%.  Proceeds to the Company were net of a $134,433 debt discount under the terms of the loan agreement.  This debt discount is being recorded as interest expense, using the interest method, over the term of the loan agreement.  Under the agreement, the Company is entitled to prepay principal and accrued interest upon five days prior notice to the lender.  In the event of prepayment, the Company is obligated to pay a prepayment charge.  If such prepayment is made during any of the first twelve months of the loan agreement, the prepayment charge will be (a) during such time as the Company is required to maintain a minimum cash balance, 2% of the minimum cash balance amount plus 3% of the difference between the amount being prepaid and the minimum cash balance, and (b)  after such time as the Company is no longer required to maintain a minimum cash balance, 3% of the amount being prepaid.  If such prepayment is made during any time after the first twelve months of the loan agreement, 1% of the amount being prepaid.

8. Debt and Warrants

        From July through September 2013, the Company issued four convertible promissory notes (collectively the "Notes") for gross aggregate proceeds of $525,000 to various third-party lenders. The Notes bore interest at 8% per annum. The Notes automatically matured and the entire outstanding principal amount, together with accrued interest, was due and payable in cash at the earlier of July 8, 2015 (the "Maturity Date") or ten business days after the date of consummation of the initial closing of a first equity round of financing.

        The Company consummated a first equity round of financing prior to the Maturity Date with a pre-money valuation of greater than $3,000,000, and, accordingly, principal and accrued interest was converted into shares of common stock at 75% of the purchase price paid by such equity investors.

        In connection with the Notes, the Company issued to the noteholders warrants, which became exercisable to purchase an aggregate of 207,664 shares of common stock as of the issuance of the first equity round of financing (the "Warrants"). The Warrants are fully exercisable from the initial date of the first equity round of financing and have a five-year term subsequent to that date.

        In February 2014, the Company closed its first equity round of financing and sold 2,224,991 shares of Series A convertible preferred stock at a price of $2.2472 per share. The pre-money valuation was in excess of $3,000,000 setting the exercise price of the Warrants at 75% of the purchase price paid by the investors, or $2.5281 per share. As such, the fair value of the Warrants, $6,895, was recorded as equity in February 2014. The Warrants were valued at $6,895 using the Black-Scholes model with the following assumptions: exercise price of $2.5281, term of five years, volatility of 64%, dividend yield of 0%, and risk-free interest rate of 1.82%. Based on the fair value of the Warrants, the Company used the residual value of the total proceeds from the issuance of the Notes and Warrants to record the Notes on the balance sheet as of issuance of the Notes. Thus, the amount recorded, in the aggregate, for the Notes on issuance was $518,105, net. The debt discount of $6,895 is recorded as interest expense over the five-year term of the Warrants. Interest expense recorded from the period from June 6, 2013 (inception) through December 31, 2013 was $1,381. At December 31, 2013, the net amount of the Notes is $519,486.

        In February 2014, in connection with the first equity round of financing and issuance of the Series A convertible preferred stock, the noteholders exercised their option to convert their Notes into 207,664 shares of common stock and accrued interest was paid in cash to the noteholders. As such, the Notes are classified as current on the accompanying balance sheet as of December 31, 2013. The accreted interest expense related to the discount on the Notes was $1,443 for the period from January 1, 2014 to the conversion date of the Notes. Upon conversion, the entire remaining debt discount of $4,071 was recorded as interest expense.

        On June 2, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $300,000 to two accredited investors, including a convertible promissory note for $200,000 to the same board member to which Series A preferred stock was sold. These notes bear interest at 3% per annum and automatically mature on June 1, 2015. Accrued interest shall be paid in cash upon maturity. Upon the closing of an initial public offering, the outstanding principal amount shall automatically convert into common stock at 80% of the price in the initial public offering. If the Company has not consummated an initial public offering on or before June 1, 2015, then the principal then outstanding will automatically convert at 80% of the Company's next preferred stock financing. The Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature ("BCF") exists because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of $75,000 has been recorded as a discount to the notes payable and to additional paid-in capital. For the year ended December, 2014, the Company has amortized $43,750 of the discount, which has also been recorded as interest expense.

        On July 16, 2014, pursuant to a convertible note purchase agreement, the Company issued a convertible promissory note in the principal amount of $150,000 to an accredited investor. This note bears an annual interest rate of 3% per annum and will automatically mature on June 1, 2015 Accrued interest shall be paid in cash upon maturity. Upon the closing of an initial public offering, the outstanding principal amount shall automatically convert into common stock at 80% of the price in the intitial public offering. If the Company has not consummated an initial public offering on or before June 1, 2015, then the principal then outstanding will automatically convert at 80% of the Company's next preferred stock financing. The Company has analyzed the beneficial nature of the conversion terms and determined that a BCF exists because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of $37,500 has been recorded as a discount to the notes payable and to additional paid-in capital. For the year ended December 31, 2014, the Company has amortized $19,643 of the discount, which has also been recorded as interest expense.

        In connection with the Transfer Agreement (Note 7) the Company issued fully vested and immediately exercisable warrants to the Manufacturer to purchase 16,666 shares of common stock at 90% of the IPO price, for a period of five years. The fair value of the warrants, $37,840, was recorded as research and development expense and additional paid-in capital in June 2014. The warrants were valued using the Black-Scholes model with the following assumptions: stock price of $4.83, exercise price of $4.35, term of five years, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.64%.

        In August 2014, the Company entered into a standby line of credit with an accredited investor for up to $1,000,000 pursuant to a Line of Credit and Loan Agreement dated August 26, 2014. The minimum amount of any drawdown is $250,000, the lender has no obligation to fund more than once every 10 calendar days, and the Company must provide 15 business days prior notice for any drawdown and may not draw down funds after March 31, 2015. Outstanding borrowings bear interest at a rate of 3.0% per annum, and all borrowings are due in full on the one-year anniversary of the first drawdown. In the event of closing of an IPO, outstanding principal amounts borrowed under the standby line of credit may be converted, at the option of the lender, into shares of common stock at a conversion price equal to 80% of the IPO price. In connection with the entry into the standby line of credit, the Company issued the lender a fully vested warrant to purchase 33,333 shares of common stock at an exercise price equal to 80% of the IPO price, which expires in August 2016. If an IPO is not consummated prior to August 26, 2015, the exercise price of the warrants will be $3.375 per share. The fair value of the warrants, $114,300, was recorded as interest expense and additional paid-in capital in August 2014. The warrants were valued using the Black-Scholes model with the following assumptions: stock price of $8.00, exercise price of $6.40, term of two years, volatility of 52%, dividend yield of 0%, and risk-free interest rate of 0.52%. As of December 31, 2014, there have been no drawdowns.

        On October 30, 2014, the Company entered into a standby bridge financing agreement with two lenders, which was amended and restated on December 3, 2014, which provides a loan commitment in the aggregate principal amount of $1,000,000 (the "Bridge"). Proceeds to the Company were net of a $100,000 debt discount under the terms of the Bridge. This debt discount will be recorded as interest expense using the effective interest method, over the six month term of the Bridge. The Bridge becomes payable upon the earlier of June 3, 2015 and the consummation of a "major transaction," which includes an IPO. Upon repayment of the Bridge, the Company will pay interest thereon in an amount of $60,000 if repayment occurs within 30 days of the date the Bridge was issued and in an amount of $120,000 if repayment occurs within 30 and 180 days of the date the Bridge was issued. In addition, repayment of the Bridge must be in the amount of (a) 110% of the principal and interest of the Bridge if the repayment occurs between 31 and 60 days after the date the Bridge was issued, (b) 112% of the principal and interest of the Bridge if the repayment occurs between 61 and 90 days after the date the Bridge was issued, (c) 114% of the principal and interest of the Bridge if the repayment occurs between 91 and 120 days after the date the Bridge was issued, (d) 116% of the principal and interest of the Bridge if the repayment occurs between 121 and 150 days after the date the Bridge was issued and (e) 118% of the principal and interest of the Bridge if the repayment occurs between 151 and 180 days after the date the Bridge was issued. In connection with the Bridge, the lenders were granted warrants to purchase that number of shares of the Company's common stock determined by dividing $1,000,000 by the exercise price. The exercise price will be determined as follows: (i) if the warrants are exercised prior to consummation of an IPO, the exercise price will be 80% of the lowest price of any share of common stock or common stock equivalent sold in a private placement in one transaction or series of related transactions that equal or exceeding $4,000,000 in the aggregate (the "Pre-IPO exercise price"), and (ii) if the warrants are exercised following an IPO, the exercise price will be the lower of the Pre-IPO exercise price, if any, and 80% of the IPO price. The fair value of the warrants, $505,348, was recorded as a debt discount and liability at December 3, 2014 and the liability will be revalued at each reporting date prior to the exercise price being established. The warrants were valued using the Black-Scholes model with the following assumptions: stock price of $5.01, exercise price of $5.23, term of five years, volatility of 63%, dividend yield of 0%, and risk-free interest rate of 1.61%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount will be recorded as interest expense over the six month term of the Bridge. Of the aggregate debt discount of $605,348 (warrants and original $100,000 discount), $84,057 was recorded as interest expense during the year ended December 31, 2014. Additional financing costs of $104,000 were incurred related to the Bridge and deferred on closing. These are being recognized as interest expense over the six-month term of the Bridge using the effective interest method. During the year ended December 31, 2014, $17,333 of these deferred financing charges was recorded as interest expense. The warrant liability was $453,925 at December 31, 2014. The Company recorded the reduction in fair value of the warrant as a gain in the amount of $51,423 in the statement of comprehensive loss for the year ended December 31, 2014.

        On December 23, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $650,000 to three accredited investors, including a convertible promissory note for $250,000 to the same board member to which the June 2, 2014 $200,000 convertible promissory note was issued and to which Series A preferred stock was sold. These notes bear interest at 12% per annum and become payable upon demand by the holders within thirty days following an IPO consummated on, or prior to, June 30, 2015. In the event of an IPO that is consummated on, or prior to, June 30, 2015, the noteholders may convert the notes at a conversion price equal to 80% of the Company's IPO price. If these notes have not been converted prior to July 31, 2015, nor declared within thirty days after an IPO due and payble by the holders, the due date will automatically be extended to July 31, 2016 if the Company has not otherwise elected to prepay the Notes within thirty days after the IPO. If the Company has not consummated an IPO on, or prior to, June 30, 2015, the holders may convert the principal amount under these notes into the Company's common stock at a conversion price of $2.696 per share at any time prior to July 31, 2016. Thereafter, the holders may convert all principal and accrued interest outstanding under the Notes at a conversion price of $2.696 until the Notes are paid in full. In connection with these notes, the Company also issued the lenders a fully vested warrant to purchase shares of the Company's common stock. In the event of an IPO consummated on, or prior to, June 30, 2015, the exercise price will be 80% of the IPO price. If the Company has not consummated an IPO on, or prior to, June 30, 2015, the exercise price will be $2.696 per share. These warrants entitle the noteholders to purchase, after the exercise price has been established, that number of shares of common stock determined by dividing 50% of the corresponding original principal amount issued by the exercise price. The fair value of the warrants, $147,943, was recorded as a debt discount and liability at December 23, 2014 and the liability will be revalued at each reporting date prior to the exercise price being established. The warrants were valued using the Black-Scholes model with the following assumptions: stock price of $4.59, exercise price of $4.15, term of three years, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.10%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount will be recorded as interest expense over the one hundred ninety days from issuance of the notes through their first maturity date of July 31, 2015, beginning in January 2015. The Company has analyzed the beneficial nature of the conversion terms and determined that a BCF exists because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of $502,057 has been recorded as a discount to the notes payable and to additional paid-in capital. For the year ended December 31, 2014, the Company has amortized $23,781 of the BCF which has also been recorded as interest expense. The warrant liability was $147,965 at December 31, 2014. Changes in the fair value of the warrants between December 23, 2014 and December 31, 2014 were not material.

        As of December 31, 2014, the future annual maturities of debt are as follows:

Fiscal Year
2015	$2,100,000
Thereafter	—

        In connection with a subsequent convertible note issuance by the Company to an "accredited investor" in February, 2015, in the principal amount of $150,000, these December notes were amended and restated to reflect the terms of the February, 2015 note issuance. An additional convertible note in the principal amount of $100,000 under the same terms was also subsequently issued to an "accredited investor" in February for an aggregate principal amount under all such notes of $900,000.